Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares		12 Months Ended
	Aug. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Stockholders' Equity [Abstract]
Distributions of per common share	$ 260,417	$ 0	$ 260,417	$ 0